Long-Term Debt - Long-Term Debt Denominated by Currencies (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term debt	$ 2,072	$ 1,910
U.S. dollar [Member]
Debt Instrument [Line Items]
Long-term debt	1,513	1,572
Euro [Member]
Debt Instrument [Line Items]
Long-term debt	$ 559	$ 338